Related Party Transactions - Additional Information (Detail)		12 Months Ended
	Sep. 28, 2023 USD ($)	Dec. 31, 2023 USD ($) Ltc Eth	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Company distributed cryptocurrency		$ 712,000	$ 540,000
Tax Receivable Agreement [Member]
Related Party Transaction [Line Items]
Tax savings percentage distributable		85.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Cash distributions		$ 15,000,000	11,400,000
SPAC Advisory Partners, LLC | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Fees associated with advisory services on success basis	$ 300,000
Bitcoin Depot [Member] | Tax Receivable Agreement [Member] | BT Hold Co LLC [Member]
Related Party Transaction [Line Items]
Tax savings percentage distributable		85.00%
Bitcoin Depot [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Distributions cost basis		$ 20,000.00	4,600,000
Bitcoin Depot [Member] | LTC [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Common stock outstanding value | Ltc		112.4
Bitcoin Depot [Member] | ETH [Member] | Majority Shareholder [Member]
Related Party Transaction [Line Items]
Common stock outstanding value | Eth		7.5
Company distributed cryptocurrency			$ 2,760